TICKETSMARTER ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED ACQUISITION

	Purchase price allocation
	As allocated	Final as allocated
Description	September 30, 2021	December 31, 2021
Assets acquired:
Tangible assets acquired, including $51,432 of cash acquired	$7,139,930	$5,748,291
Identifiable intangible assets acquired	—	6,800,000
Goodwill	11,839,308	5,886,547
Liabilities assumed	(5,128,964)	(5,128,964)
Net assets acquired and liabilities assumed	$13,850,274	$13,305,874
Consideration:
Cash paid at TicketSmarter Acquisition date	$8,413,240	$8,413,240
Common stock issued as consideration for TicketSmarter Acquisition at date of acquisition	990,360	990,360
Contingent consideration earn-out agreement	4,244,400	3,700,000
Cash paid at closing to escrow amount	500,000	500,000
Cash retained from escrow amount pursuant to settlement of working capital target	(297,726)	(297,726)

Total TicketSmarter Acquisition purchase price	$13,850,274	$13,305,874

SCHEDULE OF COMPONENTS OF IDENTIFIABLE INTANGIBLE ASSETS ACCRUED ACQUIRED

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Trademarks	$600,000	$—	indefinite
Sponsorship agreement network	5,600,000	2,613,333	5 years
Search engine optimization/content	600,000	350,000	4 years

	$6,800,000	$2,963,333